The Prudential Investment Portfolios, Inc.

Gateway Center Three,

100 Mulberry Street

Newark, New Jersey 07102

September 29, 2006

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:	The Prudential Investment Portfolios, Inc.: Form N-1A
Post-Effective Amendment No. 28 to the Registration
Statement under the Securities Act of 1933;
Amendment No. 29 to the Registration Statement under
the Investment Company Act of 1940
Securities Act Registration No. 33-61997
Investment Company Act No. 811-7343

Dear Sir or Madam:

On behalf of The Prudential Investment Portfolios, Inc..(the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 28 to the Registration Statement under the 1933 Act; Amendment No. 29 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding new share classes, as detailed below, for four of the Company’s series:

Name of Series	New Share Classes

JennisonDryden Conservative Allocation Fund	Class R
JennisonDryden Moderate Allocation Fund	Class R
JennisonDryden Growth Allocation Fund	Class R
Dryden Active Allocation Fund	Classes L, M, X, and New Class X

The Company intends to file a subsequent post-effective amendment on or before November 30, 2006 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Amendment consists of the following: (1) the facing sheet of the Registration Statement, (2) the Amendment to the Registrant’s current Prospectus and Statement of

Additional Information, and (3) Part C of the Registration Statement (including signature page and exhibits).

To assist you with the review of the Amendment, we note that the staff reviewed post-effective amendment No. 20 to the registration statement of The Target Portfolio Trust (Securities Act Registration No. 33-50476) which went effective on February 25, 2005 (Prior Target Filing). The Prior Target Filing added disclosure regarding Class R shares and is substantially similar to the Current Registration Statement, except with respect to updated financial information. Additionally, the staff has reviewed and declared effective each of the following registered mutual fund’s registration statements on Form N-1A (collectively the “Prior Registration Statements”) which include substantially identical disclosure relating to the Class R shares:

Registrant	File Nos.	Post-Effective Amendment No. Under 1933 Act	Effective Date
Jennison U.S. Emerging Growth Fund, Inc.	333-11785; 811-07811	18	February 27, 2006
Jennison U.S. Emerging Growth Fund, Inc.	333-11785; 811-07811	15 (specifically adding the Class R shares)	February 24, 2005
Jennison 20/20 Fund	333-43491; 811-08587	9 (specifically adding the Class R shares)	May 28, 2004

Similarly, we note that the staff reviewed post-effective amendment No. 17 to the registration statement of Jennison U.S. Emerging Growth Fund, Inc. (Securities Act Registration No. 333-11785). This filing added disclosure regarding Class L, Class M, Class X and New Class X shares and is substantially similar to the Current Registration Statement, except with respect to updated financial information.

The Amendment contains all applicable Staff comments to the Prior Registration Statements as noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the Staff. The Amendment will go effective on November 30, 2006 and we would appreciate receiving the Staff’s comments, if any, on or about November 20, 2006.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

cc:	Kathryn Quirk

Jonathan Shain

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